FAIR VALUE OF FINANCIAL INSTRUMENTS - Level 3 Financial Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 61,175	$ 44,558
Financial liabilities	261,308	227,064
Level 3
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,831	2,232
Financial liabilities	3,092	2,714
Level 3 | At fair value
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,831	2,232	$ 2,369
Financial liabilities	3,092	2,714	$ 2,104
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, assets	95	160
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, liabilities	(394)	96
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, assets	(13)	(8)
Gains (losses) recognised in other comprehensive income including exchange differences, fair value measurement, liabilities	(3)	94
Additions, net of disposals	3,517	(289)
Additions, net of disposals	$ 775	$ 420